Risk management	12 Months Ended
Dec. 31, 2024
Disclosure of risk management [Abstract]
Risk Management
4. RISK MANAGEMENT
The Group is exposed to various risks that may arise from its operating activities and the main types of risks are credit risk, market risk, liquidity risk and etc. The Risk Management Department analyze and assess the level of complex risks in order to manage the risks. Risk management standards such as policies, regulations, management systems and decision-making have been established and operated for sound management of the Group.
The risk management organization is operated by the Risk Management Committee, Chief Risk Officer (CRO), and Risk Management Department. The Risk Management Committee of the Board of Directors is comprised of outside directors for professional risk management. The Risk Management Committee plays a role as the top decision-making body in risk management by establishing basic policies for risk management that are in line with the Group’s management strategy and determining the risk level that the Group is willing to take.
The Chief Risk Officer (CRO) assists the Risk Management Committee and leads the Group Risk Management Council, which is composed of risk managers from each subsidiary. The council meets regularly to monitor risk trends in the external environment and improve the Group’s overall risk exposure. The risk management department is independent of the business and is in charge of risk management of the Group. It also supports reporting and decision-making of key risk-related issues.
(1) Credit risk
Credit risk represents the possibility of financial losses incurred due to the fails to repay loan or when the counterparty fails to fulfill its contractual obligations. The goal of credit risk management is to maintain the Group’s credit risk exposure to a permissible degree and to optimize its rate of return considering such credit risk.
1) Credit risk management
To measure credit risk, the Group considers the probability its counterparties will not perform on their obligations, credit exposure to the counterparty, the related default risk and the rate of default loss. The Group uses its credit rating model to assess the probability of counterparty’s default risk; and when assessing the obligor’s credit rating, other than quantitative methods utilizing financial statements and others, and assessor’s judgement, the Group utilizes credit rating derived using statistical methods.
In order to manage credit risk limit, the Group establishes the appropriate credit line per obligor, company or industry when extending credit by monitoring obligor’s credit line, total exposures and loan portfolios.
The Group mitigates credit risk resulting from the obligor’s credit condition by using financial and physical collateral, guarantees, netting agreements and purchase of credit derivatives that have low correlation with the obligor’s credit status. The Group has adopted the comprehensive approach to mitigate its credit risk. Credit risk mitigation is reflected in qualifying financial collateral, trade receivables, guarantees, residential and commercial real estate and other collaterals. The Group regularly performs a revaluation of collateral reflecting such credit risk mitigation.
2) Measurement of expected credit loss
IFRS 9 requires entities to measure loss allowance equal to 12-month expected credit losses or lifetime expected credit losses after classifying financial assets into one of the three stages, depends on the degree of increase in credit risk since their initial recognition.

Classification	Stage 1	Stage 2	Stage 3
Definition	No significant increase in credit risk after initial recognition (*)	Significant increase in credit risk after initial recognition	Credit-impaired
Loss allowance	12-month expected credit losses:	Lifetime expected credit losses:
	Expected credit losses that result from those default events on the financial instrument that are possible within 12 months after the reporting date	Expected credit losses that result from all possible default events over the life of the financial instrument

(*)	If the financial instrument has low credit risk at the end of the reporting period, the Group may assume that the credit risk has not increased significantly since initial recognition.
At the end of each reporting period the Group assesses whether credit risk has significantly been increased since the date of initial recognition. The Group assesses whether the credit risk has increased significantly since initial recognition by using credit rating, asset quality level, early warning system, days past due and others. For financial assets whose contractual cash flows have been modified, the Group assesses whether there is a significant increase in credit risk on the same basis.
The Group performs the below assessment to both corporate and retail exposures, and indicators of significant increase in credit risk are as follows:

Corporate Exposures	Retail Exposures
Asset quality level ‘Precautionary’ or lower	Asset quality level ‘Precautionary’ or lower
More than 30 days past due	More than 30 days past due
‘Warning’ level in early warning system	Significant decrease in credit rating(*)
Debtor experiencing financial difficulties (Capital impairment, Adverse opinion or Disclaimer of opinion by external auditors)	Deferment of repayment of principal and interest
Significant decrease in credit rating (*)	Deferment of interest
Deferment of repayment of principal and interest
Deferment of interest

(*)	The Group has applied the below indicators of significant decrease in credit rating since initial recognition as follows, and the estimation method is regularly being monitored.

	Credit rating	Significant increased indicator of the credit rating
Corporate	AAA ~ A+	More than or equal to 4 notches
	A- ~ BBB	More than or equal to 3 notches
	BBB- ~ BB+	More than or equal to 2 notches
	BB ~ BB-	More than or equal to 1 notch
Retail	1 ~ 3	More than or equal to 3 notches
	4 ~ 5	More than or equal to 2 notches
	6 ~ 10	More than or equal to 1 notch

The Group determined that there is no significant increase in credit risk after initial recognition for debt securities, etc. with a credit rating of A + or higher, which are deemed to have low credit risk at the end of the reporting period.
The Group concludes that credit is impaired when financial assets are under conditions stated below:

•	When principal and interest of loan is overdue for 90 days or longer due to significant deterioration in credit

•	For loans overdue for less than 90 days, when it is determined that not even a portion of the loan will be recovered unless claim actions such as disposal of collaterals are taken

•	When other objective indicators of impairment have been noted for the financial asset.
The Group also incorporates forward looking into the estimates of default rates and loss given default. Considering the potential for latent insolvency due to increased internal and external economic uncertainties, the Group adjusts the forward looking to additionally recognize expected credit loss allowance.
The Group has estimated the allowance for credit losses using an estimation model that additionally reflects the forward looking information based on the past experience loss rate data.
Loss allowance is calculated by applying PD (Probability of Default) and LGD (Loss Given Default) estimated for each financial asset in consideration of factors such as obligor type, credit rating and portfolio. The estimates are regularly being reviewed in order to reduce discrepancies with actual losses.
In measuring the expected credit losses, the Group is also using reasonable and supportable macroeconomic variables such as gross domestic product (real, original series) growth rate, consumer price index, apartment sales price index (KB, Seoul) and unemployment rate (original series) in order to forecast future economic conditions.
The Group applies a future economic situation estimation model as follows, and the results are reviewed regularly.

•
Development of estimation models through regression analysis of obligator (corporate, retail)/by-period and collateral (credit, collateral)/by-period recover rate in the event of default (1- Loss Given Default) and macroeconomic indicator data by year

Major macroeconomic indicators	Correlation between credit risk and macroeconomic indicators
Gross domestic product (real, original series) growth rate	Negative(-) Correlation
Average capacity utilization rate for manufacturing	Negative(-) Correlation
Unemployment rate (original series)	Positive(+) Correlation
Apartment sales price index (KB, Seoul)	Negative(-) Correlation
KOSPI	Negative(-) Correlation
Gross domestic income (GDI)	Negative(-) Correlation
Retail sales index	Negative(-) Correlation
Actual apartment sales price index (Seoul Metropolitan Area)	Negative(-) Correlation
KOSDAQ	Negative(-) Correlation

•
Calculation of estimated default rate and estimated default recovery rate by incorporating future economic outlook using utilizing economic variable forecasts derived from various methods: 1) Economic variable forecasts provided by institutions verified to be reliable such as the Bank of Korea (BOK), Korea Development Institute (KDI), and Korea Institute of Finance (KIF); 2) Forecasts derived from external institutions and regression analysis results; 3) Economic variable forecasts derived through time series trends, etc., to the estimation model developed as a result of modeling.

•	Forecast of macroeconomic variables

a) Probability weight
As of December 31, 2024, the probability weights applied to the scenarios of the forecasts of macroeconomic variables is as follows (Unit: %):

	Normal Scenario	Good Scenario	Bad Scenario	Worst Scenario
Probability weight	47.44	4.60	27.96	20.00
b) Economic forecast of each major macroeconomic variables by scenario (prospect period: 2024)
As of December 31, 2024, the forecasts of major macroeconomic variables by scenario is as follows (Unit: Korean Won in billions, % and etc.)

Major economic indicators (*1) (*2)	Normal Scenario	Good Scenario	Bad Scenario	Worst Scenario
Gross domestic product (real, original series) growth rate	1.97	5.74	(0.18)	(5.11)
Average capacity utilization rate for manufacturing	71.50	78.12	67.74	57.38
Unemployment rate (original series)	2.83	1.90	3.36	6.30
Apartment sales price index (KB, Seoul)	93.48	106.74	85.95	78.42
KOSPI	2,575.69	3,110.75	2,036.57	1,817.42
Gross domestic income (GDI)	2,307,889.89	2,393,479.82	2,259,290.15	2,084,178.80
Retail sales index	110.99	117.19	107.47	96.02
Actual apartment sales price index (Seoul Metropolitan Area)	148.78	172.67	135.22	121.66
KOSDAQ	824.83	995.37	616.12	543.09

(*1)	Considering the default forecast period, the Group reflected the future economic outlook.
(*2)
The forecast of macroeconomic variables is based on information from credible research institutions and historical data available at the time of estimation. It is estimated by the Group for the purpose of calculating expected credit losses, and it may differ from predictions made by other organizations.

•	The increase rate from the predicted default rate and predicted recovery rate is used as a forward looking adjustment coefficient and reflected to the applicable estimate for the current year.
Considering internal and external uncertainties, The Group additionally applied the Worst scenario to the three macroeconomic variable scenarios: Normal, Good, and Bad. Assuming all other conditions remain the same, the sensitivity analysis the Group’s expected credit loss allowance, assuming a probability weighting of 100% for each scenario, are as follows (Unit: Korean Won in millions):

Scenario	Applied probability weight	Assuming 100%	Difference from book value
Good	4.60%	1,334,317	(753,242)
Normal	47.44%	1,485,847	(601,712)
Bad	27.96%	1,866,074	(221,484)
Worst	20.00%	4,205,947	2,118,388
3) Maximum exposure
The Group’s maximum exposure to credit risk shows the uncertainties related to the maximum possible variation of financial assets’ net value as a result of changes in the specific risk factors, prior to the consideration of collaterals that are recorded at net carrying amount after allowances and other credit enhancements. However, the maximum exposure is the fair value amount (recorded on the books) for derivatives, maximum contractual obligation for payment guarantees and unused amount of commitments for loan commitment.

The maximum exposure to credit risk as of December 31, 2023 and 2024 is as follows (Unit: Korean Won in millions):

		December 31, 2023	December 31, 2024
Loans and other financial assets at amortized cost (*1)	Korean treasury and government agencies	2,297,088	229,126
	Banks	21,996,558	23,593,313
	Corporates	159,343,530	179,986,851
	Consumers	189,510,972	194,662,526

	Sub-total	373,148,148	398,471,816

Financial assets at FVTPL (*2)	Deposits	39,241	73,951
	Debt securities	6,307,238	6,801,288
	Loans	782,716	104,177
	Derivative assets	5,798,329	10,094,532
	Others	2,585	2,671

	Sub-total	12,930,109	17,076,619

Financial assets at FVTOCI	Debt securities	36,694,111	42,922,671
Securities at amortized cost	Debt securities	23,996,172	19,203,177
Derivative assets	Derivative assets (Designated for hedging)	26,708	175,191
Off-balance accounts	Payment guarantees (*3)	13,793,301	16,611,262
	Loan commitments	126,829,192	133,863,588

	Sub-total	140,622,493	150,474,850

	Total	587,417,741	628,324,324

(*1)	Cash and cash equivalents are not included.
(*2)	Puttable financial instruments are not included.
(*3)	As of December 31, 2023 and 2024, the financial guarantee amount of 3,661,656 million Won and 4,156,790 million Won are included, respectively.
a) Credit risk exposure by geographical areas
The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2023
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	345,748,021	5,068,801	5,527,208	260,834	617,188	15,926,096	373,148,148
Securities at amortized cost	22,529,414	111,832	1,049,669	—	—	305,257	23,996,172
Financial assets at FVTPL	10,103,182	519	1,507,518	355,478	143,229	820,183	12,930,109
Financial assets at FVTOCI	32,422,652	724,786	2,367,997	7	32,194	1,146,475	36,694,111
Derivative assets (Designated for hedging)	26,010	—	—	—	698	—	26,708
Off-balance accounts	136,287,485	921,904	745,832	20,045	26,351	2,620,876	140,622,493

Total	547,116,764	6,827,842	11,198,224	636,364	819,660	20,818,887	587,417,741

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

	December 31, 2024
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	367,026,768	5,784,272	7,108,462	584,060	850,872	17,117,382	398,471,816
Securities at amortized cost	18,052,871	197,188	712,761	—	—	240,357	19,203,177
Financial assets at FVTPL	12,643,738	88	1,824,414	553,842	430,341	1,624,196	17,076,619
Financial assets at FVTOCI	37,746,319	589,277	3,157,655	190,801	22,112	1,216,507	42,922,671
Derivative assets (Designated for hedging)	165,089	—	3,216	—	6,886	—	175,191
Off-balance accounts	144,006,247	1,213,479	1,805,060	87,755	20,758	3,341,551	150,474,850

Total	579,641,032	7,784,304	14,611,568	1,416,458	1,330,969	23,539,993	628,324,324

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.
b) Credit risk exposure by industries
① The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code as of December 31, 2023 and 2024 (Unit: Korean Won in millions):

	December 31, 2023
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	84,704,246	44,591,685	30,388,823	5,583,281	185,083,452	22,796,661	373,148,148
Securities at amortized cost	189,193	—	14,151,799	69,720	—	9,585,460	23,996,172
Financial assets at FVTPL	330,193	233,528	7,184,371	81,731	2,600	5,097,686	12,930,109
Financial assets at FVTOCI	453,694	408,377	25,832,327	290,856	—	9,708,857	36,694,111
Derivative assets (Designated for hedging)	—	—	26,708	—	—	—	26,708
Off-balance accounts	22,561,220	22,897,412	13,804,163	2,826,738	73,042,394	5,490,566	140,622,493

Total	108,238,546	68,131,002	91,388,191	8,852,326	258,128,446	52,679,230	587,417,741

	December 31, 2024
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	92,018,694	47,835,603	33,986,585	6,219,603	190,902,940	27,508,391	398,471,816
Securities at amortized cost	169,352	—	10,248,257	59,866	—	8,725,702	19,203,177
Financial assets at FVTPL	287,401	539,092	10,833,850	31,527	123,339	5,261,410	17,076,619
Financial assets at FVTOCI	331,590	474,837	29,935,898	194,940	—	11,985,406	42,922,671
Derivative assets (Designated for hedging)	—	—	175,191	—	—	—	175,191
Off-balance accounts	22,460,440	28,514,078	14,147,757	3,192,714	73,212,057	8,947,804	150,474,850

Total	115,267,477	77,363,610	99,327,538	9,698,650	264,238,336	62,428,713	628,324,324

4) Credit risk exposure
a) Financial assets
The maximum exposure to credit risk by asset quality, except for financial assets at FVTPL and derivative asset (designated for hedging) as of December 31, 2023 and 2024 is as follows (Unit: Korean Won in millions):

	December 31, 2023
	Stage 1		Stage 2
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Stage 3	Credit impairment model	Total	Loss allowance	Total, net
Loans and other financial assets at amortized cost	321,115,435	26,073,686	12,728,437	13,702,855	1,906,434	768,487	376,295,334	(3,147,186)	373,148,148
Korean treasury and government agencies	2,299,323	21	—	—	—	—	2,299,344	(2,256)	2,297,088
Banks	21,880,151	122,383	21,771	—	15,295	—	22,039,600	(43,042)	21,996,558
Corporates	132,702,723	18,890,349	2,630,918	5,411,611	882,459	768,487	161,286,547	(1,943,017)	159,343,530
General business	87,551,345	10,147,028	1,773,713	3,150,829	548,169	—	103,171,084	(1,161,824)	102,009,260
Small- and medium-sized enterprise	36,220,660	8,182,558	753,275	1,587,473	225,463	—	46,969,429	(508,736)	46,460,693
Project financing and others	8,930,718	560,763	103,930	673,309	108,827	768,487	11,146,034	(272,457)	10,873,577
Consumers	164,233,238	7,060,933	10,075,748	8,291,244	1,008,680	—	190,669,843	(1,158,871)	189,510,972
Securities at amortized cost	24,010,113	—	—	—	—	—	24,010,113	(13,941)	23,996,172
Financial assets at FVTOCI (*3)	36,481,028	213,083	—	—	—	—	36,694,111	(27,379)	36,694,111

Total	381,606,576	26,286,769	12,728,437	13,702,855	1,906,434	768,487	436,999,558	(3,188,506)	433,838,431

	December 31, 2023
	Collateral value
	Stage1	Stage2	Stage3	Credit impairment model	Total
Loans and other financial assets at amortized cost	224,611,919	21,235,346	767,731	768,275	247,383,271
Korean treasury and government agencies	39,199	—	—	—	39,199
Banks	2,136,530	—	—	—	2,136,530
Corporates	92,544,712	5,915,710	382,605	768,275	99,611,302
General business	52,951,331	4,058,593	169,855	—	57,179,779
Small- and medium-sized enterprise	33,580,230	1,590,947	112,117	—	35,283,294
Project financing and others	6,013,151	266,170	100,633	768,275	7,148,229
Consumers	129,891,478	15,319,636	385,126	—	145,596,240
Securities at amortized cost	—	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—	—

Total	224,611,919	21,235,346	767,731	768,275	247,383,271

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.

	December 31, 2024
	Stage 1		Stage 2
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Stage 3	Credit impairment model	Total	Loss allowance	Total, net
Loans and other financial assets at amortized cost	343,186,708	27,086,126	13,280,849	14,344,066	3,003,886	1,147,147	402,048,782	(3,576,966)	398,471,816
Korean treasury and government agencies	229,733	22	—	—	—	—	229,755	(629)	229,126
Banks	23,375,096	115,721	88,306	—	36,143	—	23,615,266	(21,953)	23,593,313
Corporates	150,732,338	19,561,385	3,130,814	6,264,461	1,416,152	1,147,147	182,252,297	(2,265,446)	179,986,851
General business	103,495,951	11,071,283	2,507,705	4,093,868	807,545	—	121,976,352	(1,409,387)	120,566,965
Small- and medium-sized enterprise	35,450,353	7,731,142	500,934	1,870,087	357,881	—	45,910,397	(586,059)	45,324,338
Project financing and others	11,786,034	758,960	122,175	300,506	250,726	1,147,147	14,365,548	(270,000)	14,095,548
Consumers	168,849,541	7,408,998	10,061,729	8,079,605	1,551,591	—	195,951,464	(1,288,938)	194,662,526
Securities at amortized cost	19,213,940	—	—	—	—	—	19,213,940	(10,763)	19,203,177
Financial assets at FVTOCI (*3)	42,766,477	156,194	—	—	—	—	42,922,671	(29,084)	42,922,671

Total	405,167,125	27,242,320	13,280,849	14,344,066	3,003,886	1,147,147	464,185,393	(3,616,813)	460,597,664

	December 31, 2024
	Collateral value
	Stage 1	Stage 2	Stage 3	Credit impairment model	Total
Loans and other financial assets at amortized cost	241,378,580	22,815,602	1,070,209	1,137,097	266,401,488
Korean treasury and government agencies	55,775	—	—	—	55,775
Banks	2,474,302	—	—	—	2,474,302
Corporates	101,666,963	7,536,068	645,842	1,137,097	110,985,970
General business	59,099,372	5,578,709	328,802	—	65,006,883
Small- and medium-sized enterprise	34,401,736	1,729,820	243,513	—	36,375,069
Project financing and others	8,165,855	227,539	73,527	1,137,097	9,604,018
Consumers	137,181,540	15,279,534	424,367	—	152,885,441
Securities at amortized cost	—	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—	—

Total	241,378,580	22,815,602	1,070,209	1,137,097	266,401,488

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.

b) Payment guarantees and commitments
The credit quality of the payment guarantees and loan commitments as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023
Financial assets	Stage 1		Stage 2		Stage 3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Payment guarantees	12,515,536	1,150,185	73,192	40,890	13,498	13,793,301
Loan commitments	120,623,982	3,512,099	2,166,380	496,824	29,907	126,829,192

Total	133,139,518	4,662,284	2,239,572	537,714	43,405	140,622,493

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

	December 31, 2024
Financial assets	Stage 1		Stage 2		Stage 3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Payment guarantees	15,679,374	808,182	41,866	59,688	22,152	16,611,262
Loan commitments	127,622,889	3,402,602	2,298,056	502,070	37,971	133,863,588

Total	143,302,263	4,210,784	2,339,922	561,758	60,123	150,474,850

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.
5) Collateral and other credit enhancements
For the years ended December 31, 202
3
 and 202
4
, there have been no significant changes in the value of collateral or other credit enhancements held by the Group and there have been no significant changes in collateral or other credit enhancements due to changes in the collateral policy of the Group.
6) Among financial assets that measured loss
allowance
at lifetime expected credit losses, amortized costs before changes in contractual cash flows as of December 31, 2023 and 2024 are 161,893 million Won and 153,361 million Won, respectively, with net losses recognized along with the changes 5,107 million Won and 15,335 million Won, respectively.
7) The Group determines which loan is subject to write-off in accordance with internal guidelines and writes off loan receivables when it is determined that the loans are practically irrecoverable. For example, loans are practically irrecoverable when application is made for rehabilitation under the Debtor Rehabilitation and Bankruptcy Act and loans are confirmed as irrecoverable by the court’s decision to waive debtor’s obligation, or when it is impossible to recover the loan amount through legal means such as auctioning of debtor’s assets or through any other means of recovery available.
As the Group manages receivables that have not lost the right of claim to the debtor for the grounds of incomplete statute limitation and uncollected receivables under the related laws as receivable charge-offs, the balance as of December 31, 2023 and 2024 are 10,089,739 million Won and 9,018,290 million Won. In addition, the contractual non-recoverable amount of financial assets amortized for the year ended December 31, 2024, but still in the process of recovery is 1,462,267 million Won.

(2) Market risk
Market risk is the possible risk of loss arising from trading position and non-trading position as a result of the volatility of market factors such as interest rates, stock prices and foreign exchange rates.
1) Market risk management
Market risk management refers to the process of making and implementing decisions for the avoidance, acceptance or mitigation of risks by identifying the underlying source of the
risks, measuring its level, and evaluating the appropriateness of the level of accepted market risks for both trading and non-trading activities.
a) Trading activities
The Group uses the standard approach and internal model approach (Woori Bank) in measuring market risk for trading positions, and allocates market risk capital through the Board Risk Management Committee. Risk management departments of the Group and its subsidiaries manage limits in detail including those on risk and loss with their management result regularly reported to the Board Risk Management Committee.
Subsidiaries such as Woori Bank manage market internal capital limits using the Basel III standard approach, and other subsidiaries manage market risks by applying the simple method.
The Basel III standard approach consists of a sensitivity method that measures linear and nonlinear losses that may occur due to unfavorable fluctuations in market risk factors, bankruptcy risks that may occur due to sudden bankruptcy, and residual risk-bearing equity capital for other losses.
Woori Bank, a major subsidiary subject to Basel III standard approach of market risk management, has the following equity capital required for market risk.(Unit : Korean Won in millions)

	Risk Group	December 31, 2023	December 31, 2024
Sensitivity-based risk	General interest rate risk	37,832	29,029
	Equity risk	9,376	3,006
	Commodity risk	12	51
	Foreign exchange risk	249,044	114,174
	Non-securitization credit spread risk	27,371	18,258
	Securitization (excluding CTP (Correlation Trading Portfolio)) credit spread risk	—	—
	CTP credit spread risk	—	—
Default risk	Non-Securitization bankruptcy risk	—	8,604
	Securitization (excluding CTP) default risk	—	—
	CTP default risk	—	—
Residual risk	Residual risk	692	1,182

Total		324,327	174,304

b) Non-trading activities
From the end of 2019 for the Bank and the beginning of 2021 for non-banking subsidiaries, the Bank and its subsidiaries manage and measure interest risk for non-trading activities through ΔNII(Change in Net Interest Income) and ΔEVE(Change in Economic Value of Equity) in accordance with IRRBB(Interest Rate Risk in the Banking Book).
ΔNII represents a change in net interest income that may occur over a certain period (e.g. one year) due to changes in interest rates, and ΔEVE indicates the economic value changes in equity capital that could be caused by changes in interest rates affecting the present value of asset, liabilities, and off-balance accounts.

ΔEVE and ΔNII calculated on interest risk in banking book(IRRBB) basis for assets and liabilities by subsidiary as of December 31, 2023 and 2024 are as follows(Unit: Korean Won in millions):

	December 31, 2023		December 31, 2024
	Δ EVE (*1)	Δ NII (*2)	Δ EVE (*1)	Δ NII (*2)
Woori Bank	683,660	743,489	952,830	668,290
Woori Card Co., Ltd.	80,720	76,846	120,153	79,515
Woori Financial Capital Co., Ltd.	48,523	17,585	67,877	16,151
Woori Investment Securities Co., Ltd.	4,464	15,303	29,325	24,911
Woori Asset Trust Co., Ltd.	1,210	7,018	1,817	12,802
Woori Asset Management Corp.	832	2,154	504	1,682
Woori Savings Bank	7,347	11,077	15,117	4,537
Woori Private Equity Asset Management Co., Ltd.	80	775	17	338
Woori Global Asset Management Co., Ltd.	536	269	—	—
Woori Financial F&I Co., Ltd.	63,852	3,961	97,936	6,858
Woori Venture Partners Co., Ltd.	340	2,782	705	3,231

(*1)	ΔEVE: change in Economic Value of Equity
(*2)	ΔNII: change in Net Interest Income
At the interest rate re-pricing date, cash flows (both principal and interest) of interest bearing assets and liabilities, which is the basis of non-trading position interest rate risk management are as follows: (Unit: Korean Won in millions):

	December 31, 2023
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	245,179,685	55,105,699	17,928,072	12,101,395	55,840,540	3,594,287	389,749,678
Financial assets at FVTPL	2,155,339	178,206	37,672	22,719	52,341	90	2,446,367
Financial assets at FVTOCI	5,976,531	3,489,341	2,425,700	3,008,905	22,852,783	756,272	38,509,532
Securities at amortized cost	1,451,409	1,230,486	3,335,565	1,416,082	15,907,380	2,171,914	25,512,836

Total	254,762,964	60,003,732	23,727,009	16,549,101	94,653,044	6,522,563	456,218,413

Liability:
Deposits due to customers	169,127,109	52,395,270	32,948,424	47,030,448	60,621,757	34,406	362,157,414
Borrowings	20,147,327	5,157,330	1,933,137	2,575,993	4,112,788	437,839	34,364,414
Debentures	7,741,466	5,188,081	4,104,309	5,168,597	18,443,853	3,223,255	43,869,561

Total	197,015,902	62,740,681	38,985,870	54,775,038	83,178,398	3,695,500	440,391,389

	December 31, 2024
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	241,742,497	53,994,860	25,504,549	17,099,875	78,442,115	5,000,982	421,784,878
Financial assets at FVTPL	297,653	38,474	9,993	5,420	42,433	51	394,024
Financial assets at FVTOCI	7,276,254	4,996,536	2,350,787	2,570,750	26,459,375	1,421,185	45,074,887
Securities at amortized cost	1,318,853	1,651,266	1,856,726	629,079	12,972,012	1,862,090	20,290,026

Total	250,635,257	60,681,136	29,722,055	20,305,124	117,915,935	8,284,308	487,543,815

Liability:
Deposits due to customers	166,841,875	55,267,332	44,234,044	42,203,933	62,625,304	34,751	371,207,239
Borrowings	19,153,362	4,676,893	1,587,119	1,542,868	3,131,674	513,870	30,605,786
Debentures	5,189,563	5,370,343	4,438,800	3,168,918	30,963,968	2,673,453	51,805,045

Total	191,184,800	65,314,568	50,259,963	46,915,719	96,720,946	3,222,074	453,618,070

2) Currency risk
Currency risk arises from the financial instruments denominated in foreign currencies other than the functional currency. Therefore, no currency risk arises from non-monetary items or financial instruments denominated in the functional currency.

Financial instruments in foreign currencies exposed to currency risk as of December 31, 2023 and 2024 are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

	December 31, 2023
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	8,540	11,011,576	108,421	989,519	1,377	248,965	641	914,960	1,145,464	14,310,484
Loans and other financial assets at amortized cost	24,463	31,542,764	138,242	1,261,674	30,536	5,522,075	1,791	2,554,897	4,585,588	45,466,998
Financial assets at FVTPL	884	1,140,110	49,640	453,047	—	—	280	399,828	72,351	2,065,336
Financial assets at FVTOCI	3,136	4,044,155	—	—	3,882	701,938	6	8,549	738,710	5,493,352
Securities at amortized cost	1,223	1,576,690	—	—	618	111,839	68	97,393	184,938	1,970,860

Total	38,246	49,315,295	296,303	2,704,240	36,413	6,584,817	2,786	3,975,627	6,727,051	69,307,030

Liability
Financial liabilities at FVTPL	350	451,700	23,806	217,266	—	—	209	297,521	98,885	1,065,372
Deposits due to customers	23,962	30,896,247	279,377	2,549,759	23,162	4,188,690	2,122	3,027,521	5,531,242	46,193,459
Borrowings	9,339	12,041,139	70,741	645,621	1,658	299,748	225	321,529	2,632,379	15,940,416
Debentures	4,811	6,202,675	—	—	—	—	195	277,871	—	6,480,546
Other financial liabilities	3,448	4,446,194	26,977	246,206	7,752	1,401,956	99	141,404	387,310	6,623,070

Total	41,910	54,037,955	400,901	3,658,852	32,572	5,890,394	2,850	4,065,846	8,649,816	76,302,863

Off-balance accounts	7,748	9,990,349	30,143	275,101	2,043	369,483	796	1,135,845	568,935	12,339,713

	December 31, 2024
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	8,258	12,139,283	80,851	757,154	1,331	267,802	223	341,326	1,123,728	14,629,293
Loans and other financial assets at amortized cost	21,637	31,775,374	104,585	979,422	26,856	5,405,371	2,211	3,380,628	7,584,236	49,125,031
Financial assets at FVTPL	887	1,304,438	1,836	17,190	16	3,318	149	227,858	20,087	1,572,891
Financial assets at FVTOCI	3,588	5,274,144	—	—	2,910	585,622	37	55,853	847,518	6,763,137
Securities at amortized cost	767	1,127,313	—	—	980	197,188	36	55,074	175,895	1,555,470

Total	35,137	51,620,552	187,272	1,753,766	32,093	6,459,301	2,656	4,060,739	9,751,464	73,645,822

Liability
Financial liabilities at FVTPL	112	164,400	36	334	—	—	1	1,766	751	167,251
Deposits due to customers	23,607	34,702,743	250,528	2,346,146	27,301	5,494,893	2,024	3,094,378	5,348,009	50,986,169
Borrowings	8,302	12,203,906	56,465	528,785	110	22,235	545	832,661	3,334,191	16,921,778
Debentures	4,549	6,687,333	—	—	—	—	195	297,766	446,349	7,431,448
Other financial liabilities	2,123	3,120,355	20,684	193,701	4,120	829,197	244	373,203	493,198	5,009,654

Total	38,693	56,878,737	327,713	3,068,966	31,531	6,346,325	3,009	4,599,774	9,622,498	80,516,300

Off-balance accounts	9,109	13,390,339	23,905	223,864	1,702	342,576	841	1,286,110	1,506,643	16,749,532

(3) Liquidity risk
Liquidity risk refers to the risk that the Group may encounter difficulties in meeting obligations from its financial liabilities.
1) Liquidity risk management
Liquidity risk management is to prevent potential cash shortages as a result of mismatching maturity of assets and liabilities or unexpected cash outflows. The consolidated financial liabilities that are relevant to liquidity risk are incorporated within the scope of risk management. Derivatives instruments are excluded from those financial liabilities as they reflect expected cash flows for a pre-determined period.
Assets and liabilities are grouped by account under Asset Liability Management (“ALM”) in accordance with the characteristics of the account. The Group manages liquidity risk by identifying the maturity gap and such gap ratio through various cash flows analysis (i.e. based on remaining maturity and contract period, etc.), while maintaining the gap ratio at or below the target limit.
The information on early repayment related to asset securitization is described in NOTE 40. CONTINGENT LIABILITIES AND COMMITMENTS (4) 3).

2)	Maturity analysis of non-derivative financial liabilities

a)	Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	39,524	89,287	—	—	10,256	56,221	195,288
Deposits due to customers	236,125,560	39,103,357	22,776,074	50,089,672	16,898,791	1,549,490	366,542,944
Borrowings	11,415,214	6,626,722	4,345,143	4,579,032	4,331,196	437,839	31,735,146
Debentures	5,510,096	5,328,382	5,383,741	6,035,590	18,439,577	3,223,255	43,920,641
Lease liabilities	74,228	42,106	58,241	33,679	151,127	25,172	384,553
Other financial liabilities	15,059,935	233,081	21,356	26,403	1,025,252	4,195,930	20,561,957

Total	268,224,557	51,422,935	32,584,555	60,764,376	40,856,199	9,487,907	463,340,529

	December 31, 2024
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	74,205	—	69,534	112,944	—	—	256,683
Deposits due to customers	237,078,927	41,568,072	33,229,547	43,680,907	16,991,574	1,441,654	373,990,681
Borrowings	11,589,854	6,676,926	4,781,377	3,676,310	3,561,696	563,870	30,850,033
Debentures	4,635,557	5,525,191	4,442,376	3,572,533	30,967,974	2,673,592	51,817,223
Lease liabilities	60,099	49,069	45,534	40,375	317,971	50,341	563,389
Other financial liabilities	19,417,326	108,361	30,995	27,093	1,118,751	4,287,489	24,990,015

Total	272,855,968	53,927,619	42,599,363	51,110,162	52,957,966	9,016,946	482,468,024

b)	Cash flows of principals and interests by expected maturities of non-derivative financial liabilities as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	39,524	89,287	—	—	10,256	56,221	195,288
Deposits due to customers	241,935,362	41,132,677	23,468,344	44,082,420	14,717,842	505,146	365,841,791
Borrowings	11,419,501	6,630,868	4,346,740	4,579,314	4,331,196	437,839	31,745,458
Debentures	5,512,545	5,330,733	5,386,014	6,037,688	18,443,853	3,223,255	43,934,088
Lease liabilities	74,228	43,350	59,604	35,057	162,874	25,834	400,947
Other financial liabilities	15,059,935	233,081	21,356	26,403	1,025,252	4,195,930	20,561,957

Total	274,041,095	53,459,996	33,282,058	54,760,882	38,691,273	8,444,225	462,679,529

	December 31, 2024
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	74,205	—	69,534	112,944	—	—	256,683
Deposits due to customers	242,795,510	43,419,738	32,989,627	38,822,980	14,857,886	491,918	373,377,659
Borrowings	11,592,268	6,678,053	4,782,453	3,678,378	3,555,011	563,870	30,850,033
Debentures	4,635,557	5,525,191	4,442,376	3,572,533	30,967,974	2,673,592	51,817,223
Lease liabilities	60,092	50,205	46,727	41,569	322,272	50,341	571,206
Other financial liabilities	19,418,010	108,690	31,315	27,708	1,116,803	4,287,489	24,990,015

Total	278,575,642	55,781,877	42,362,032	46,256,112	50,819,946	8,067,210	481,862,819

3) Maturity analysis of derivative financial liabilities
Derivatives held for trading purpose are not managed in accordance with their contractual maturity, since the Group holds such financial instruments with the purpose of disposing or redemption before their maturity. As such, those derivatives are incorporated as “within 3 months” in the table below. Derivatives designated for hedging purpose are estimated by offsetting cash inflows and cash outflows.
The cash flow by the maturity of derivative financial liabilities as of December 31, 2023 and 2024 is as follows (Unit: Korean Won in millions):

		Remaining maturity
		Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2023	Cash flow risk hedge	(1,223)	(875)	(590)	(302)	13,689	—	10,699
	Fair value risk hedge	29,176	34,370	157	35,272	30,241	—	129,216
	Trading purpose	5,943,024	—	—	—	—	—	5,943,024

December 31, 2024	Cash flow risk hedge	(219)	193	31	62	207	—	274
	Fair value risk hedge	(6,816)	46,231	(11,740)	44,950	35,764	(5,834)	102,555
	Trading purpose	9,092,008	90	—	—	—	—	9,092,098
4) Maturity analysis of off-balance sheet accounts (Payment guarantees, commitments, and etc.)
A payment guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. Loan commitments represent the contractual limit of credit that the Group has committed to provide to the borrower. Loan commitments include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for payment guarantees, such as financial guarantees for debentures issued or loans, unused loan commitments, and other credits. However, under the terms of the guarantees and unused loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance sheet accounts as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Payment guarantees	13,793,301	16,611,262
Loan commitments	126,829,192	133,863,588
Other commitments	4,854,099	4,572,323

(4) Operational risk
The Group defines the operational risk that could cause a negative effect on capital resulting from inadequate internal process, labor work and systematic problem or external factors.
1) Operational risk management
The Group has established and operated a group operational risk management system to cope with new Basel III global regulations, which is implemented since 2024, and the management of operational risks follows the procedures for risk recognition, evaluation, measurement, monitoring and reporting, risk control and mitigation.
2) Operational risk measurement
The Group measures operational risk capital using the Basel III standardized approach. This approach calculates the required operational risk capital by multiplying the Business Indicator Component (BIC), which represents the scale of operations, with the Internal Loss Multiplier (ILM), which reflects the magnitude of actual historical internal losses relative to the scale of operations.
Operational risk limits are set with the approval of the Board Risk Management Committee. The Group regularly calculates the operational risk capital and reports any limit breaches to the management and the Board Risk Management Committee.
Since a reduction in the size of internal loss events leads to a decrease in operational risk capital, it is important to prevent loss events in advance. Accordingly, the Group conducts operational risk management activities using tools such as Risk Control Self-Assessment (RCSA), Key Risk Indicators (KRI), and loss data. Additionally, to ensure continuity of operations in emergency situations such as disasters, the Bank has established a Business Continuity Plan (BCP) and conducts annual simulation drills.
(5) Capital management
The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.
According to the above regulations, the Group is required to meet the following minimum requirements: Tier 1 common capital ratio of
8.0
% and 9.0%, a Tier 1 capital ratio of 9.5% and 10.5%, and a total capital ratio of 11.5% and 12.5% as of December 31, 2023 and 2024, respectively.

Details of the Group’s capital adequacy ratio as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

Details	December 31, 2023	December 31, 2024 (*)
Tier 1 capital	26,343,941	28,522,910
Other Tier 1 capital	4,596,584	4,869,567
Tier 2 capital	3,815,920	3,535,362

Total risk-adjusted capital	34,756,445	36,927,839

Risk-weighted assets for credit risk	195,490,941	210,365,462
Risk-weighted assets for market risk	4,697,055	3,125,478
Risk-weighted assets for operational risk	19,603,749	21,609,530

Total risk-weighted assets	219,791,745	235,100,470

Common Equity Tier 1 ratio	11.99%	12.13%

Tier 1 capital ratio	14.08%	14.20%

Total capital ratio	15.81%	15.71%

(*)	The capital ratio at the end of the current period is provisional